OCTOBER 31, 1997

                                     ANNUAL
                                     REPORT

                                    PORTICO
                                     FUNDS

                                 INSTITUTIONAL
                               MONEY MARKET FUND


                              NOTICE TO INVESTORS

-- Shares of Portico Funds:

   - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

   - are not bank deposits or obligations of or guaranteed by Firstar Bank, its parent company or its affiliates;

   - are subject to investment risks, including possible loss of principal; and

   - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-- Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.

-- There can be no assurance that the money market fund will be able to maintain a stable net asset value of $1.00 per share.



TABLE OF CONTENTS
                                                                  Page(s)
SHAREOWNER LETTER....................................................1
PORTICO INSTITUTIONAL MONEY MARKET FUND YIELD COMPARISONS............2
LOOKING AHEAD - THE FORECAST.........................................2
STATEMENT OF ASSETS AND LIABILITIES..................................3
STATEMENT OF OPERATIONS..............................................4
STATEMENT OF CHANGES IN NET ASSETS...................................4
FINANCIAL HIGHLIGHTS.................................................5
SCHEDULE OF INVESTMENTS.............................................6-7
NOTES TO THE FINANCIAL STATEMENTS....................................8
REPORT OF INDEPENDENT ACCOUNTANTS....................................9



                                                                 December 1997
DEAR SHAREOWNER:

INVESTMENT REVIEW

As volatility continued in the financial markets over the past fiscal year, Portico Institutional Money Market Fund offered a safe haven of principal stability, superior credit quality and attractive inflation-adjusted returns. Despite falling interest rates on long-term fixed-income securities over the last half of the fiscal year, short-term interest rates remained remarkably stable. After adjusting upward to reflect the Federal Reserve's 0.25% increase in the Fed Funds rate to 5.5% in March, 30-day commercial paper rates remained virtually unchanged between May 31 and October 31, 1997. With continuing moderate growth in the economy and low levels of inflation, the Fed has kept interest rates steady. Higher corporate profits driven by productivity gains have also led to a general improvement in credit quality.

Portico Institutional Money Market Fund is managed with quality and safety of principal as our primary goals. All securities purchased by the Funds must meet our own internal high standards for representing minimal credit risk as well as the strict guidelines set by the SEC. Our credit research team closely monitors all investments to ensure quality standards are met.


                                  7-DAY YIELD*
PERIOD ENDED OCTOBER 31, 1997

                        INSTITUTIONAL MONEY MARKET FUND
                     --------------------------------------
                     CURRENT                      EFFECTIVE
                      5.31%                         5.45%

* After fee waivers. Had fees not been waived, the current and effective yields would have been 4.98% and 5.12%, respectively. Reflects past performance; yields will vary. An investment in Portico Institutional Money Market Fund is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.

Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.



                               YIELD COMPARISONS*
AVERAGE
MONTHLY                 PORTICO INSTITUTIONAL     IBC'S INSTITUTIONAL
RATES                     MONEY MARKET FUND     AVERAGE/TM / ALL TAXABLE

1997
October                          5.29%                   5.20%
September                        5.28%                   5.21%
August                           5.31%                   5.23%
July                             5.35%                   5.21%
June                             5.36%                   5.20%
May                              5.29%                   5.17%
April                            5.17%                   5.14%
March                            5.08%                   5.04%
February                         5.09%                   5.01%
January                          5.12%                   5.03%

1996
December                         5.13%                   5.04%
November                         5.14%                   5.04%


We compare the Portico Institutional Money Market Fund to the IBC's Institutional AverageTM/All Taxable, which is a composite of professionally managed money market investment funds with similar objectives.

* After fee waivers. Had fees not been waived, performance would have been reduced. Reflects past performance; yields will vary. An investment in Portico Institutional Money Market Fund is neither insured nor guaranteed by the U.S. government nor is there any assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.


LOOKING AHEAD - THE FORECAST

Looking ahead, we expect continued above-average market volatility in both the stock and bond markets, moderate economic growth, low levels of inflation in the 2% range, and attractive real, or inflation-adjusted, rates of returns. We anticipate maintaining at least an average maturity in the Portico money market funds comparable to their respective industry benchmarks. As always, our goal is to maintain the high credit quality of the Fund -- as such, we will continue to monitor corporate activity closely.

We continue to pride ourselves on meeting three important objectives for our money market shareowners: PRESERVATION OF PRINCIPAL, LIQUIDITY AND COMPETITIVE INVESTMENT INCOME. We believe these principles, combined with a disciplined approach to quality, continue to be appropriate for our money market investors.

We appreciate your continued confidence in the Portico Institutional Money Market Fund and look forward to working with you in the future.

Jane T. Keelan
Carl J. Smith
Margaret Radske

Portfolio Managers
Firstar Investment Research & Management Company, LLC


INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1997

ASSETS:
  Investments, at amortized cost                            $1,205,693
  Interest receivable                                            1,591
  Other                                                              3
                                                            ----------

     Total Assets                                            1,207,287
                                                            ----------


LIABILITIES:
  Dividends payable                                              5,384
  Payable to affiliates                                            420
  Accrued expenses and other liabilities                           142
                                                            ----------

     Total Liabilities                                           5,946
                                                            ----------

NET ASSETS                                                  $1,201,341
                                                            ==========

CAPITAL STOCK, $.0001 par value
  Authorized                                                 5,000,000
  Issued and outstanding                                     1,201,341

NET ASSET VALUE,
  REDEMPTION PRICE AND
  OFFERING PRICE PER SHARE                                       $1.00
                                                                 =====

                     See notes to the financial statements.



INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1997


INVESTMENT INCOME:
  Interest income                                              $53,601
                                                            ----------

EXPENSES:
  Investment advisory fees                                       4,804
  Administration fees                                            1,069
  Custody fees                                                     171
  Federal and state registration fees                              104
  Shareowner servicing and accounting costs                         80
  Professional fees                                                 13
  Reports to shareowners                                            14
  Directors' fees and expenses                                       5
  Other                                                             19
                                                            ----------

  Total expenses before waiver                                   6,279
     Less: Waiver of expenses                                  (2,916)
                                                            ----------

     Net Expenses                                                3,363
                                                            ----------

NET INVESTMENT INCOME                                          $50,238
                                                            ==========

                     See notes to the financial statements.



STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                            Year ended October 31,
                                            ----------------------
                                           1997                1996
                                           ----                ----
OPERATIONS:
 Net investment income                  $   50,238          $   40,269
                                        ----------          ----------
 Increase in net assets resulting
  from operations                           50,238              40,269
                                        ----------          ----------

CAPITAL SHARE
 TRANSACTIONS:
 Shares sold                             2,907,787           2,484,810
 Shares issued to owners in
  reinvestment of dividends                  6,088               6,595
 Shares redeemed                       (2,462,585)         (2,457,920)
                                        ----------          ----------
 Net increase                              451,290              33,485
                                        ----------          ----------

DIVIDENDS PAID FROM:
 Net investment income                    (50,238)            (40,269)
                                        ----------          ----------

TOTAL INCREASE
 IN NET ASSETS                             451,290              33,485

NET ASSETS:
 Beginning of year                         750,051             716,566
                                        ----------          ----------

 End of year                            $1,201,341          $  750,051
                                        ==========          ==========

                     See notes to the financial statements.



INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                             Year ended October 31,
                                  --------------------------------------------
                                  1997      1996      1995      1994      1993
                                  ----      ----      ----      ----      ----
Per Share Data:
Net asset value,
 beginning of period             $1.00     $1.00     $1.00     $1.00     $1.00

Income from investment
operations:
 Net investment income            0.05      0.05      0.06      0.04      0.03
                                ------    ------    ------    ------    ------
 Total from investment
  operations                      0.05      0.05      0.06      0.04      0.03
                                ------    ------    ------    ------    ------

Less distributions:
 Dividends from net
   investment income            (0.05)    (0.05)    (0.06)    (0.04)    (0.03)
                                ------    ------    ------    ------    ------

 Total distributions            (0.05)    (0.05)    (0.06)    (0.04)    (0.03)
                                ------    ------    ------    ------    ------

Net asset value, end
 of period                       $1.00     $1.00     $1.00     $1.00     $1.00
                                ======    ======    ======    ======    ======

Total Return                     5.38%     5.32%     5.77%     3.65%     2.92%

Supplemental data and ratios:
 Net assets, in thousands,
  end of period             $1,201,341  $750,051  $716,566  $754,636  $588,301
 Ratio of net expenses
  to average
  net assets                     0.35%     0.35%     0.35%     0.37%     0.38%
 Ratio of net investment
  income to average
  net assets                     5.23%     5.19%     5.63%     3.64%     2.87%

                     See notes to the financial statements.



INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997

    Principal                                                    Amortized
     Amount                                                         Cost
 (in thousands)                                                (in thousands)
  -------------                                                -------------

            COMMERCIAL PAPER 84.8%
            ASSET BACKED 4.1%
            Ciesco L.P.,
   $15,000     5.51%, 11/19/97                                      $14,959
            Corporate Asset Funding Co., Inc.,
    34,495     5.70%, 11/03/97                                       34,484
                                                                 ----------
                                                                     49,443
                                                                 ----------

            AUTO & TRUCKS 4.8%
            Ford Credit Europe PLC,
    15,000     5.54%, 11/06/97                                       14,988
    13,500     5.61%, 1/09/98                                        13,355
    15,000     5.61%, 1/20/98                                        14,813
    15,000     5.51%, 1/22/98                                        14,812
                                                                 ----------
                                                                     57,968
                                                                 ----------

            BANKING - DOMESTIC 2.5%
            Barclays US Funding Corporation,
    15,000     5.51%, 11/12/97                                       14,975
    15,000     5.52%, 12/26/97                                       14,873
                                                                 ----------
                                                                     29,848
                                                                 ----------

            BANKING - FOREIGN 5.0%
            Deutsche Bank Financial, Inc.,
    25,000     5.57%, 11/05/97                                       24,985
            Dresdner US Financial,
    15,000     5.51%, 11/26/97                                       14,943
    20,000     5.51%, 12/12/97                                       19,874
                                                                 ----------
                                                                     59,802
                                                                 ----------

            BASIC INDUSTRY 5.1%
            Monsanto Company,
    20,000     5.51%, 11/14/97                                       19,960
    15,500     5.50%, 12/11/97                                       15,405
    16,000     5.55%, 2/11/98                                        15,749
            RTZ America, Inc.,
    10,400     5.50%, 11/04/97                                       10,395
                                                                 ----------
                                                                     61,509
                                                                 ----------

            CAPITAL GOODS 1.3%
            Johnson Controls, Inc.,
    15,000     5.52%, 11/19/97                                       14,959
                                                                 ----------

            COMMUNICATION 8.9%
            GTE Funding, Inc.,
    15,000     5.52%, 11/05/97                                       14,991
    19,000     5.57%, 11/10/97                                       18,974
    10,000     5.60%, 11/24/97                                        9,964
    15,000     5.62%, 12/03/97                                       14,925
            MCI Communications Corporation,
     7,000     5.57%, 11/07/97                                        6,993
    10,000     5.52%, 11/13/97                                        9,982


    Principal                                                    Amortized
     Amount                                                         Cost
 (in thousands)                                                (in thousands)
 --------------                                                --------------

            COMMUNICATION 8.9% (CONT.)
            MCI Communications Corporation (cont.),
   $17,000     5.60%, 12/15/97                                     $ 16,884
    15,000     5.69%, 1/14/98                                        14,824
                                                                 ----------
                                                                    107,537
                                                                 ----------

            CONGLOMERATE 4.6%
            Mitsubishi International Corporation,
    25,000     5.65%, 11/03/97                                       24,992
    15,000     5.52%, 11/04/97                                       14,993
    15,000     5.50%, 11/07/97                                       14,986
                                                                 ----------
                                                                     54,971
                                                                 ----------

            CONSUMER CYCLICAL 1.7%
            General Electric Company,
    20,000     5.53%, 11/04/97                                       19,991
                                                                 ----------

            CONSUMER STAPLES 2.7%
            Hitachi America, Ltd.,
    10,000     5.52%, 12/22/97                                        9,922
     8,000     5.60%, 1/29/98                                         7,889
    15,000     5.57%, 3/18/98                                        14,682
                                                                 ----------
                                                                     32,493
                                                                 ----------

            ELECTRONICS 2.3%
            Panasonic Finance, Inc.,
    12,585     5.68%, 11/03/97                                       12,581
    15,000     5.55%, 3/06/98                                        14,711
                                                                 ----------
                                                                     27,292
                                                                 ----------

            ENERGY 2.1%
            Petrofina Delaware, Inc.,
    10,000     5.50%, 11/06/97                                        9,992
    15,000     5.53%, 12/09/97                                       14,913
                                                                 ----------
                                                                     24,905
                                                                 ----------

            FINANCE 12.2%
            ABB Treasury Center (U.S.A.), Inc.,
    15,000     5.51%, 11/24/97                                       14,947
            Avco Financial Services, Inc.,
     9,500     5.67%, 11/03/97                                        9,497
            Beneficial Corporation,
    15,000     5.60%, 1/16/98                                        14,823
            CIT Group Holdings, Inc.,
    15,000     5.50%, 11/17/97                                       14,963
    15,000     5.51%, 12/16/97                                       14,897
    10,000     5.53%, 12/18/97                                        9,928
            Household Finance Corporation,
    15,000     5.50%, 11/03/97                                       14,995
            National Rural Utilities CFC,
    10,000     5.51%, 11/06/97                                        9,992
    10,000     5.51%, 12/10/97                                        9,940
    10,000     5.54%, 2/19/98                                         9,831

                     See notes to the financial statements.



INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997

    Principal                                                    Amortized
     Amount                                                         Cost
 (in thousands)                                                (in thousands)
 --------------                                                --------------

            FINANCE 12.2% (CONT.)
            PACCAR Financial Corporation,
   $ 8,000     5.50%, 11/07/97                                     $  7,993
            Swedish Export Credit Corporation,
    15,000     5.55%, 1/15/98                                        14,827
                                                                 ----------
                                                                    146,633
                                                                 ----------

            FINANCE - SERVICES 8.8%
            Goldman Sachs Group, L.P.,
    20,000     5.60%, 11/07/97                                       19,981
    15,000     5.50%, 11/25/97                                       14,945
            Merrill Lynch & Company, Inc.,
    15,000     5.53%, 11/18/97                                       14,961
    15,000     5.57%, 1/12/98                                        14,833
    15,000     5.61%, 1/27/98                                        14,796
    15,000     5.53%, 2/24/98                                        14,735
            Morgan Stanley, Dean Witter, Discover & Co.,
    12,000     5.50%, 12/17/97                                       11,916
                                                                 ----------
                                                                    106,167
                                                                 ----------

            INSURANCE 8.3%
            American Family Financial Services, Inc.,
    14,000     5.50%, 11/05/97                                       13,991
     9,400     5.51%, 11/21/97                                        9,371
    15,615     5.52%, 12/05/97                                       15,534
            Hartford Financial Services,
     9,293     5.58%, 11/13/97                                        9,276
     9,762     5.57%, 11/14/97                                        9,742
            John Hancock Capital Corporation,
    12,500     5.52%, 12/30/97                                       12,387
            Prudential Funding Corporation,
    15,000     5.53%, 11/06/97                                       14,989
    15,000     5.54%, 1/23/98                                        14,808
                                                                 ----------
                                                                    100,098
                                                                 ----------

            MISCELLANEOUS 1.6%
            International Lease Finance Corporation,
    18,860     5.50%, 11/20/97                                       18,805
                                                                 ----------

            PRINTING AND PUBLISHING 2.5%
            McGraw-Hill, Cos., Inc.,
    15,000     5.51%, 12/23/97                                       14,881
            Reed Elsevier, Inc.,
    15,000     5.50%, 12/02/97                                       14,929
                                                                 ----------
                                                                     29,810
                                                                 ----------

            RETAIL 3.3%
            J.C. Penney Funding Corporation,
    15,000     5.52%, 11/10/97                                       14,979
    10,000     5.50%, 12/01/97                                        9,954
    15,000     5.50%, 12/04/97                                       14,924
                                                                 ----------
                                                                     39,857
                                                                 ----------


    Principal                                                    Amortized
     Amount                                                         Cost
 (in thousands)                                                (in thousands)
 ---------------                                              ---------------

            UTILITIES - ELECTRIC 1.0%
            Pacific Gas & Electric Company,
   $11,836     5.60%, 11/20/97                                   $   11,801
                                                                -----------

            UTILITIES - GAS 2.0%
            Southern California Gas Company,
    15,000     5.50%, 12/08/97                                       14,915
    10,000     5.50%, 12/10/97                                        9,941
                                                                -----------
                                                                     24,856
                                                                -----------

            Total Commercial Paper                                1,018,745
                                                                -----------

            Funding Agreements 1.9%
            Travelers Insurance Company*
    23,000     5.77%, 6/30/98                                        23,000
                                                                -----------

            Total Funding Agreements                                 23,000
                                                                -----------

            U.S. Treasury Notes 1.7%
    20,000     9.00%, 5/15/98                                        20,349
                                                                -----------

            Total U.S. Treasuries                                    20,349
                                                                -----------

            VARIABLE RATE DEMAND NOTES 3.7%
    44,000  WPL Holdings Demand Note                                 44,000
                                                                -----------

            Total Variable Rate Demand Notes                         44,000
                                                                -----------


        Number
      of Shares
    (in thousands)
   ---------------

            INVESTMENT COMPANIES 8.3%
    40,864  Financial Square Prime Obligation Fund                   40,864
    58,735  Short-Term Investments Co.
               Liquid Assets Portfolio                               58,735
                                                                -----------

            Total Investment Companies                               99,599
                                                                -----------

            Total Investments 100.4%                              1,205,693
                                                                -----------

            Liabilities, less Other Assets (0.4)%                   (4,352)
                                                                -----------

            NET ASSETS 100.0%                                    $1,201,341
                                                                 ==========

         *  Variable rate security

                     See notes to the financial statements.



INSTITUTIONAL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION
   Portico Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Institutional Money Market Fund (the "Fund") which commenced operations on April 26, 1991, is a separate, diversified investment portfolio of the Company.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes and funding agreements are valued at cost which approximates market value.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years.

c) Expenses - The Fund is charged for those expenses that are directly attributable to it, such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

f) Other - The Fund recognizes interest income on the accrual basis. Discounts and premiums are amortized over the life of the respective security. Investment and shareowner transactions are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
   The Fund has entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Fund, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% of the Fund's first $2 billion of average daily net assets, and 0.40% of the Fund's average daily net assets in excess of $2 billion. For the year ended October 31, 1997, FIRMCO voluntarily waived $2,046 of its advisory fees, in thousands, for the Fund.

   Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Fund.

   The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1997, $870 of administration fees, in thousands, were voluntarily waived for the Fund.

   Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Fund maintains its proportionate share of the Company's liability for deferred fees.


REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE
PORTICO INSTITUTIONAL MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Portico Institutional Money Market Fund (one of the portfolios of Portico Funds, Inc. (the "Fund")) at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP

Milwaukee, Wisconsin
December 9, 1997



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--PORTICO FUNDS ARE AVAILABLE THROUGH:
  -- the Portico Funds Center,
  -- Investment Specialists who are registered representatives of Firstar
     Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,
  -- and through selected shareholder organizations.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

                             TO OPEN AN ACCOUNT OR
                              REQUEST INFORMATION
                                 1-800-982-8909
                                 1-414-287-3710

                            FOR ACCOUNT BALANCES AND
                               INVESTOR SERVICES
                                 1-800-228-1024
                                 1-414-287-3808

                              PORTICO FUNDS CENTER
                            615 East Michigan Street
                                 P.O. Box 3011
                            Milwaukee, WI 53201-3011

                                                         Form #40-0195     12/97



                                OCTOBER 31, 1997

                                     ANNUAL
                                     REPORT

                                    PORTICO
                                     FUNDS

                                  MONEY MARKET
                                      FUND

                                 U.S. TREASURY
                               MONEY MARKET FUND

                                U.S. GOVERNMENT
                               MONEY MARKET FUND

                                   TAX-EXEMPT
                                MONEY MARKET FUND




                              NOTICE TO INVESTORS

--   Shares of Portico Funds:

     - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

     - are not bank deposits or obligations of or guaranteed by Firstar Bank, its parent company or its affiliates;

     - are subject to investment risks, including possible loss of principal;
       and

     - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-- There can be no assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

-- Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.



TABLE OF CONTENTS
                                                                  Page(s)
SHAREOWNER LETTER...................................................1
PORTICO MONEY MARKET FUNDS YIELD COMPARISONS........................2
LOOKING AHEAD - THE FORECAST........................................2
STATEMENT OF ASSETS AND LIABILITIES.................................3
STATEMENT OF OPERATIONS.............................................4
STATEMENT OF CHANGES IN NET ASSETS..................................5
FINANCIAL HIGHLIGHTS...............................................6-7
SCHEDULE OF INVESTMENTS............................................8-13
NOTES TO THE FINANCIAL STATEMENTS.................................14-15
REPORT OF INDEPENDENT ACCOUNTANTS...................................16



                                                                 December 1997
DEAR SHAREOWNER:

INVESTMENT REVIEW

As volatility continued in the financial markets over the past fiscal year, the money market funds offered a safe haven of principal stability, superior credit quality and attractive inflation-adjusted returns. Despite falling interest rates on long-term fixed-income securities over the last half of the fiscal year, short-term interest rates remained remarkably stable. After adjusting upward to reflect the Federal Reserve's 0.25% increase in the Fed Funds rate to 5.5% in March, 30-day commercial paper rates remained virtually unchanged between May 31 and October 31, 1997. With continuing moderate growth in the economy and low levels of inflation, the Fed has kept interest rates steady. Higher corporate profits driven by productivity gains have also led to a general improvement in credit quality.

Portico money market funds are managed with quality and safety of principal as our primary goals. All securities purchased by the Funds must meet our own internal high standards for representing minimal credit risk as well as the strict guidelines set by the SEC. Our credit research team closely monitors all investments to ensure quality standards are met.

                    PORTICO MONEY MARKET FUNDS 7-DAY YIELDS*
PERIOD ENDED OCTOBER 31, 1997

                               MONEY MARKET FUND
                          -----------------------------
                          CURRENT             EFFECTIVE
                           5.07%                5.19%

                                 U.S. TREASURY
                               MONEY MARKET FUND
                          -----------------------------
                          CURRENT             EFFECTIVE
                           4.68%                4.79%

                                U.S. GOVERNMENT
                               MONEY MARKET FUND
                          -----------------------------
                          CURRENT             EFFECTIVE
                           4.94%                5.07%

                                   TAX-EXEMPT
                               MONEY MARKET FUND
                          -----------------------------
                          CURRENT             EFFECTIVE
                           3.07%                3.12%

* After fee waivers. Had fees not been waived, current and effective yields would have been 4.70% and 4.82% for the Money Market Fund; 4.54% and 4.65% for the U.S. Treasury Money Market Fund; 4.85% and 4.98% for the U.S. Government Money Market Fund; and 2.92% and 2.97% for the Tax-Exempt Money Market Fund, respectively. Reflects past performance; yields will vary. An investment in any one of the Portico money market funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.


                 PORTICO MONEY MARKET FUNDS YIELD COMPARISONS*

AVERAGE
MONTHLY                   IBC'S        PORTICO         IBC'S       Portico
RATES         PORTICO  MONEY FUND   U.S. TREASURY   MONEY FUND   U.S. GOV'T.
               MONEY   AVERAGE TM/      MONEY       AVERAGE TM/     MONEY
              MARKET   ALL TAXABLE     MARKET      U.S. TREASURY    MARKET
-----------------------------------------------------------------------------
1997
October        5.06%     5.01%          4.64%          4.68%        4.95%
September      5.06%     5.02%          4.75%          4.74%        4.91%
August         5.07%     5.04%          4.80%          4.76%        4.91%
July           5.10%     5.02%          4.68%          4.72%        4.94%
June           5.11%     5.02%          4.68%          4.71%        4.94%
May            5.05%     4.98%          4.67%          4.73%        4.91%
April          4.94%     4.94%          4.60%          4.70%        4.85%
March          4.84%     4.84%          4.60%          4.61%        4.76%
February       4.84%     4.82%          4.55%          4.57%        4.75%
January        4.87%     4.84%          4.62%          4.56%        4.75%

1996
December       4.86%     4.85%          4.65%          4.58%        4.76%
November       4.87%     4.84%          4.69%          4.61%        4.81%


           PORTICO MONEY MARKET FUNDS YIELD COMPARISONS* (CONTINUED)
AVERAGE                                                             IBC'S
MONTHLY                                                             MONEY
RATES                                                 PORTICO        FUND
                         PORTICO                    TAX-EXEMPT   AVERAGE TIM/
               IBC'S      TAX-          IBC'S          MONEY     ALL TAX-FREE
            MONEY FUND   EXEMPT      MONEY FUND     MARKET TAX       TAX
            AVERAGE TM/   MONEY      AVERAGE TM/    EQUIVALENT    EQUIVALENT
              GOV'T.     MARKET     ALL TAX-FREE       YIELD       YIELD**
------------------------------------------------------------------------------
1997
October        4.83%     3.08%          3.14%          4.81%        4.91%
September      4.84%     3.12%          3.15%          4.88%        4.92%
August         4.85%     2.90%          2.96%          4.53%        4.63%
July           4.82%     3.12%          3.08%          4.88%        4.81%
June           4.82%     3.30%          3.28%          5.16%        5.13%
May            4.78%     3.35%          3.37%          5.23%        5.27%
April          4.75%     3.12%          3.17%          4.88%        4.95%
March          4.68%     2.76%          2.76%          4.31%        4.31%
February       4.64%     2.87%          2.87%          4.48%        4.48%
January        4.66%     2.89%          2.90%          4.52%        4.53%

1996
December       4.67%     3.14%          3.07%          4.91%        4.80%
November       4.68%     3.02%          2.98%          4.72%        4.66%

We compare our Funds to the IBC's Money Fund Averages, which are composites of professionally managed money market investment funds with similar objectives.

* After fee waivers. Had fees not been waived, performance would be reduced. Reflects past performance; yields will vary. An investment in any one of the Portico money market funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

** Assumes a 36% tax bracket.



LOOKING AHEAD - THE FORECAST

Looking ahead, we expect continued above-average market volatility in both the stock and bond markets, moderate economic growth, low levels of inflation in the 2% range, and attractive real, or inflation-adjusted, rates of returns. We anticipate maintaining at least an average maturity in the Portico money market funds comparable to their respective industry benchmarks. As always, our goal is to maintain the high credit quality of our money market funds -- as such, we will continue to monitor corporate activity closely.

We continue to pride ourselves on meeting three important objectives for our money market shareowners: PRESERVATION OF PRINCIPAL, LIQUIDITY AND COMPETITIVE INVESTMENT INCOME. We believe these principles, combined with a disciplined approach to quality, continue to be appropriate for our money market investors.

We appreciate your continued confidence in the Portico money market funds and look forward to working with you in the future.

Jane T. Keelan
Carl J. Smith
Margaret Radske

Portfolio Managers
Firstar Investment Research & Management Company, LLC


STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1997
                                        U.S.          U.S.
                                      TREASURY     GOVERNMENT    TAX-EXEMPT
                          MONEY         MONEY        MONEY         MONEY
                       MARKET FUND   MARKET FUND  MARKET FUND   MARKET FUND
                       -----------   -----------  -----------   -----------
ASSETS:
  Investments, at
   amortized cost        $262,187      $77,955      $199,141     $108,069
  Interest receivable          94          947           454          940
  Capital shares sold       1,425            -             -            -
  Other                        11            7             1           10
                        ---------    ---------     ---------    ---------

   Total Assets           263,717       78,909       199,596      109,019
                        ---------    ---------     ---------    ---------

LIABILITIES:
  Capital shares
   redeemed                 1,446            -             -            -
  Dividends payable         1,106          335           835          281
  Payable to affiliates       126           64           148           70
  Accrued expenses and
   other liabilities           22           32            21           29
                        ---------    ---------     ---------    ---------

   Total Liabilities        2,700          431         1,004          380
                        ---------    ---------     ---------    ---------

NET ASSETS               $261,017      $78,478      $198,592     $108,639
                        =========    =========     =========    =========
CAPITAL STOCK, $.0001
   par value
  Authorized            5,000,000    5,000,000     5,000,000    5,000,000
  Issued and
   outstanding            261,017       78,478       198,592      108,639

NET ASSET VALUE,
  REDEMPTION PRICE
  AND OFFERING PRICE
  PER SHARE                 $1.00        $1.00         $1.00        $1.00
                            =====        =====         =====        =====

                     See notes to the financial statements.



STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1997             U.S.          U.S.
                                     TREASURY     GOVERNMENT    TAX-EXEMPT
                          MONEY         MONEY        MONEY         MONEY
                       MARKET FUND   MARKET FUND  MARKET FUND   MARKET FUND
                       -----------   -----------  -----------    ----------

INVESTMENT INCOME:
  Interest income         $13,078       $3,514       $10,687       $3,343
                        ---------    ---------     ---------    ---------

EXPENSES:
  Investment advisory
   fees                     1,171          333           984          457
  Administration fees         261           74           219          102
  Service organization
   fees                        61            -             -            -
  Custody fees                 47           15            44           20
  Shareowner servicing
   and accounting costs       266           47            71           54
  Professional fees            18           21            19           19
  Reports to shareowners       89            7            15            7
  Federal and state
   registration fees           41           13            11           22
  Directors' fees and
   expenses                     5            5             5            5
  Other                         8            2             6            -
                        ---------    ---------     ---------    ---------

  Total expenses
   before waiver            1,967          517         1,374          686
   Less: Waiver of
     expenses               (559)        (117)         (192)        (138)
                        ---------    ---------     ---------    ---------

   Net Expenses             1,408          400         1,182          548
                        ---------    ---------     ---------    ---------


NET INVESTMENT INCOME     $11,670       $3,114       $ 9,505       $2,795
                        =========    =========     =========    =========

                     See notes to the financial statements.


STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
                                                          U.S. TREASURY           U.S. GOVERNMENT             TAX-EXEMPT
                               MONEY MARKET FUND        MONEY MARKET FUND        MONEY MARKET FUND        MONEY MARKET FUND
                               -----------------        ------------------       -----------------        -----------------
                             Year ended October 31,   Year ended October 31,   Year ended October 31,   Year ended October 31,
                             ----------------------   ----------------------   ----------------------   ----------------------
                               1997         1996        1997         1996        1997         1996        1997         1996
                               ----         ----        ----         ----        ----         ----        ----         ----
OPERATIONS:
  Net investment income     $ 11,670      $  9,564   $  3,114      $  2,946   $  9,505      $  9,302   $  2,795      $  2,445
                            --------      --------   --------      --------   --------      --------   --------      --------
  Increase in net assets
     resulting from
     operations               11,670         9,564      3,114         2,946      9,505         9,302      2,795         2,445
                            --------      --------   --------      --------   --------      --------   --------      --------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                592,970       537,145    297,822       187,850    881,303       945,438    171,346       156,757
  Shares issued to
     owners in
     reinvestment
     of dividends             11,726         8,880        415           315      2,881         2,681      1,152           990
  Shares redeemed          (567,715)     (494,250)  (273,189)     (199,390)  (883,864)     (912,853)  (143,187)     (162,503)
                            --------      --------   --------      --------   --------      --------   --------      --------
  Net increase (decrease)     36,981        51,775     25,048      (11,225)        320        35,266     29,311       (4,756)
                            --------      --------   --------      --------   --------      --------   --------      --------

DIVIDENDS PAID FROM:
  Net investment income     (11,670)       (9,564)    (3,114)       (2,946)    (9,567)       (9,302)    (2,795)       (2,445)
                            --------      --------   --------      --------   --------      --------   --------      --------

TOTAL INCREASE
  (DECREASE) IN
     NET ASSETS               36,981        51,775     25,048      (11,225)        258        35,266     29,311       (4,756)

NET ASSETS:
  Beginning of year          224,036       172,261     53,430        64,655    198,334       163,068     79,328        84,084
                            --------      --------   --------      --------   --------      --------   --------      --------

  End of year               $261,017      $224,036   $ 78,478      $ 53,430   $198,592      $198,334   $108,639      $ 79,328
                            ========      ========   ========      ========   ========      ========   ========      ========

                                               See notes to the financial statements.

FINANCIAL HIGHLIGHTS
                                                                                                    U.S. TREASURY
                                            MONEY MARKET FUND                                     MONEY MARKET FUND
                                          ---------------------                                ----------------------
                                          Year ended October 31,                               Year ended October 31,
                             -----------------------------------------------       ----------------------------------------------
                             1997       1996       1995      1994       1993       1997       1996      1995       1994      1993
                             ----       ----       ----      ----       ----       ----       ----      ----       ----      ----
Per Share Data:
Net asset value,
 beginning of period         $1.00      $1.00     $1.00      $1.00     $1.00       $1.00      $1.00     $1.00      $1.00     $1.00

Income from investment
 operations:
 Net investment income<F1>    0.05       0.05      0.05       0.03      0.03        0.05       0.05      0.05       0.03      0.03
                            ------     ------    ------     ------    ------      ------     ------    ------     ------    ------

 Total from investment
   operations                 0.05       0.05      0.05       0.03      0.03        0.05       0.05      0.05       0.03      0.03
                            ------     ------    ------     ------    ------      ------     ------    ------     ------    ------

Less distributions:
 Dividends from net
   investment income        (0.05)     (0.05)    (0.05)     (0.03)    (0.03)      (0.05)     (0.05)    (0.05)     (0.03)    (0.03)
                            ------     ------    ------     ------    ------      ------     ------    ------     ------    ------

 Total distributions        (0.05)     (0.05)    (0.05)     (0.03)    (0.03)      (0.05)     (0.05)    (0.05)     (0.03)    (0.03)
                            ------     ------    ------     ------    ------      ------     ------    ------     ------    ------

Net asset value,
 end of period               $1.00      $1.00     $1.00      $1.00     $1.00       $1.00      $1.00     $1.00      $1.00     $1.00
                            ======     ======    ======     ======    ======      ======     ======    ======     ======    ======

Total Return                 5.12%      5.06%     5.51%      3.42%     2.71%       4.80%      4.80%     5.16%      3.20%     2.59%

Supplemental data
and ratios:
 Net assets, in
   thousands,
   end of period          $261,017   $224,036  $172,261   $165,018  $132,568     $78,478    $53,430   $64,655    $56,020   $40,744
 Ratio of net expenses
   to average net assets     0.60%      0.60%     0.60%      0.60%     0.60%       0.60%      0.60%     0.60%      0.60%     0.60%
 Ratio of net investment
   income to average
   net assets                4.98%      4.94%     5.36%      3.44%     2.67%       4.67%      4.70%     5.04%      3.14%     2.55%


FINANCIAL HIGHLIGHTS (continued)
                                             U.S. GOVERNMENT                                         TAX-EXEMPT
                                            MONEY MARKET FUND                                     MONEY MARKET FUND
                                          ---------------------                                ----------------------
                                          Year ended October 31,                               Year ended October 31,
                             -----------------------------------------------       ----------------------------------------------
                              1997      1996       1995      1994       1993       1997       1996      1995       1994      1993
                             ----       ----       ----      ----       ----       ----       ----      ----       ----      ----

Per Share Data:
Net asset value,
 beginning of period         $1.00      $1.00     $1.00      $1.00     $1.00       $1.00      $1.00     $1.00      $1.00     $1.00
Income from investment
 operations:
 Net investment income<F1>    0.05       0.05      0.05       0.03      0.03        0.03       0.03      0.03       0.02      0.02
                            ------     ------    ------     ------    ------      ------     ------    ------     ------    ------

 Total from investment
   operations                 0.05       0.05      0.05       0.03      0.03        0.03       0.03      0.03       0.02      0.02
                            ------     ------    ------     ------    ------      ------     ------    ------     ------    ------

Less distributions:
 Dividends from net
   investment income        (0.05)     (0.05)    (0.05)     (0.03)    (0.03)      (0.03)     (0.03)    (0.03)     (0.02)    (0.02)
                            ------     ------    ------     ------    ------      ------     ------    ------     ------    ------

 Total distributions        (0.05)     (0.05)    (0.05)     (0.03)    (0.03)      (0.03)     (0.03)    (0.03)     (0.02)    (0.02)
                            ------     ------    ------     ------    ------      ------     ------    ------     ------    ------

Net asset value,
 end of period               $1.00      $1.00     $1.00      $1.00     $1.00       $1.00      $1.00     $1.00      $1.00     $1.00
                            ======     ======    ======     ======    ======      ======     ======    ======     ======    ======

Total Return                 4.99%      4.96%     5.37%      3.35%     2.63%       3.12%      3.13%     3.42%      2.25%     2.17%

Supplemental data
and ratios:
 Net assets, in
   thousands,
   end of period          $198,592   $198,334  $163,068   $183,591  $203,165    $108,639    $79,328   $84,084    $70,436   $73,621
 Ratio of net expenses
   to average net assets     0.60%      0.60%     0.60%      0.60%     0.60%       0.60%      0.60%     0.60%      0.60%     0.60%
 Ratio of net investment
   income to average
   net assets                4.83%      4.84%     5.24%      3.29%     2.59%       3.06%      3.09%     3.36%      2.23%     2.12%

<F1> For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from Federal income tax.

                                               See notes to the financial statements.


MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997


   Principal                                                     Amortized
    Amount                                                          Cost
(in thousands)                                                 (in thousands)
--------------                                                 --------------

            COMMERCIAL PAPER 93.5%
            AGRICULTURAL PRODUCTS 1.2%
            Golden Peanut Company,
    $3,000     5.53%,12/16/97                                       $ 2,979
                                                                  ---------

            ASSET BACKED SECURITY 1.9%
            Ciesco L.P.,
     5,000     5.50%, 12/04/97                                        4,975
                                                                  ---------

            AUTOS & TRUCKS 3.8%
            Ford Credit Europe PLC,
     5,000     5.62%, 1/13/98                                         4,943
     5,000     5.51%, 1/22/98                                         4,937
                                                                  ---------
                                                                      9,880
                                                                  ---------

            BANKING - DOMESTIC 3.8%
            Barclays US Funding Corporation,
     5,000     5.50%, 12/11/97                                        4,969
     5,000     5.52%, 12/26/97                                        4,958
                                                                  ---------
                                                                      9,927
                                                                  ---------

            BANKING - FOREIGN 5.7%
            Deutsche Bank Financial, Inc.,
     5,000     5.52%, 12/23/97                                        4,960
            Dresdner US Financial,
     5,000     5.51%, 11/26/97                                        4,981
     5,000     5.51%, 12/12/97                                        4,969
                                                                  ---------
                                                                     14,910
                                                                  ---------

            BASIC INDUSTRY 5.7%
            Monsanto Company,
     5,000     5.55%, 2/11/98                                         4,921
            RTZ America, Inc.,
     5,000     5.50%, 11/04/97                                        4,998
            U.S. Borax & Chemical Corporation,
     5,000     5.50%, 11/03/97                                        4,999
                                                                  ---------
                                                                     14,918
                                                                  ---------

            CAPITAL GOODS 1.9%
            Johnson Controls, Inc.,
     5,000     5.52%, 11/19/97                                        4,986
                                                                  ---------

            COMMUNICATION 7.2%
            GTE Funding, Inc.,
     5,000     5.60%, 11/18/97                                        4,987
     4,000     5.60%, 11/21/97                                        3,988
            MCI Communications Corporation,
     5,000     5.60%, 12/05/97                                        4,974
     5,000     5.53%, 1/20/98                                         4,938
                                                                  ---------
                                                                     18,887
                                                                  ---------


   Principal                                                     Amortized
    Amount                                                          Cost
(in thousands)                                                 (in thousands)
--------------                                                 --------------

            CONGLOMERATE 1.9%
            Mitsubishi International Corporation,
    $5,000     5.51%, 11/17/97                                      $ 4,988
                                                                  ---------

            CONSUMER STAPLES 3.8%
            Hitachi America, Ltd.,
     5,000     5.52%, 12/22/97                                        4,961
     5,000     5.57%, 3/18/98                                         4,894
                                                                  ---------
                                                                      9,855
                                                                  ---------

            ELECTRONICS 1.9%
            Panasonic Finance, Inc.,
     5,000     5.55%, 3/06/98                                         4,904
                                                                  ---------
            ENERGY 3.6%
            BP America, Inc.,
     4,500     5.73%, 11/03/97                                        4,498
            Petrofina Delaware,
     5,000     5.53%, 12/09/97                                        4,971
                                                                  ---------
                                                                      9,469
                                                                  ---------

            FINANCE - MISCELLANEOUS 20.9%
            ABB Treasury Center (U.S.A.), Inc.,
     5,000     5.51%, 11/24/97                                        4,982
            American Express Co.,
     5,000     5.51%, 12/29/97                                        4,956
            American General Finance Corporation,
     5,000     5.51%, 11/21/97                                        4,985
     5,000     5.52%, 12/05/97                                        4,974
            Avco Financial Services, Inc.,
     5,000     5.51%, 12/19/97                                        4,963
            Beneficial Corporation,
     5,000     5.58%, 1/21/98                                         4,937
            CIT Group Holdings, Inc.,
     5,000     5.51%, 12/16/97                                        4,966
            General Electric Capital Corporation,
     5,000     5.50%, 11/07/97                                        4,995
     5,000     5.60%, 02/25/98                                        4,910
            National Rural Utilities CFC,
     5,000     5.51%, 11/06/97                                        4,996
            Swedish Export Credit Corporation,
     5,000     5.50%, 11/25/97                                        4,982
                                                                  ---------
                                                                     54,646
                                                                  ---------

            FINANCE - SERVICES 5.7%
            Merrill Lynch and Co., Inc.,
     5,000     5.52%, 12/15/97                                        4,966
     5,000     5.53%, 5/15/98                                         4,850
            Morgan Stanley, Dean Witter, Discover & Co.,
     5,000     5.52%, 11/14/97                                        4,990
                                                                  ---------
                                                                     14,806
                                                                  ---------

                     See notes to the financial statements.



MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 1997

   Principal                                                     Amortized
    Amount                                                          Cost
(in thousands)                                                 (in thousands)
--------------                                                 --------------

            INSURANCE 7.5%
            American Family Financial Services, Inc.,
    $5,000     5.50%, 11/05/97                                     $  4,997
     4,600     5.50%, 11/12/97                                        4,592
            Metlife Funding, Inc.,
     5,000     5.50%, 12/17/97                                        4,965
            Prudential Funding Corporation,
     5,000     5.54%, 1/23/98                                         4,936
                                                                  ---------
                                                                     19,490
                                                                  ---------

            MACHINERY - AGRICULTURE & CONSTRUCTION 2.4%
            Caterpillar Inc.,
     6,390     5.60%, 2/04/98                                         6,296
                                                                  ---------

            MISCELLANEOUS 1.9%
            International Lease Finance Corporation:
     5,000     5.50%, 11/20/97                                        4,985
                                                                  ---------

            PRINTING & PUBLISHING 3.9%
            McGraw-Hill Cos., Inc.,
     5,300     5.50%, 11/18/97                                        5,286
     5,000     5.51%, 12/23/97                                        4,960
                                                                  ---------
                                                                     10,246
                                                                  ---------

            RETAIL 3.8%
            J.C. Penney Funding Corporation,
     5,000     5.52%, 11/10/97                                        4,993
     5,000     5.50%, 12/01/97                                        4,977
                                                                  ---------
                                                                      9,970
                                                                  ---------

            UTILITIES - ELECTRIC 1.2%
            Pacific Gas & Electric Company,
     3,200     5.50%, 12/02/97                                        3,185
                                                                  ---------

            UTILITIES - GAS 3.8%
            Southern California Gas Company,
     5,000     5.50%, 12/08/97                                        4,972
     5,000     5.55%, 3/09/98                                         4,901
                                                                  ---------
                                                                      9,873
                                                                  ---------

            Total Commercial Paper                                  244,175
                                                                  ---------

            FUNDING AGREEMENTS 2.7%
            Travelers Insurance Company,*
     7,000     5.77%, 6/30/98                                         7,000
                                                                  ---------

            Total Funding Agreements                                  7,000
                                                                  ---------


    Number                                                       Amortized
   of Shares                                                        Cost
(in thousands)                                                 (in thousands)
--------------                                                 --------------

            INVESTMENT COMPANIES 4.2%
        10  Financial Square Prime Obligation Fund                $      10
    11,002  Short-Term Investments Co. -
               Liquid Assets Portfolio                               11,002
                                                                  ---------

            Total Investment Companies                               11,012
                                                                  ---------

            Total Investments 100.4%                                262,187
                                                                  ---------

            Liabilities, less Other Assets (0.4)%                   (1,170)
                                                                  ---------

            NET ASSETS 100.0%                                      $261,017
                                                                   ========
         *  Variable rate security

                     See notes to the financial statements.



U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 1997


   Principal                                                     Amortized
    Amount                                                          Cost
(in thousands)                                                 (in thousands)
--------------                                                 --------------

            U.S. TREASURIES 89.8%
            U.S. TREASURY NOTES 48.5%
   $ 2,000     7.38%, 11/15/97                                      $ 2,001
    10,000     8.88%, 11/15/97                                       10,012
     5,500     6.00%, 12/31/97                                        5,505
    11,000     5.25%, 12/31/97                                       10,999
     2,500     7.88%, 1/15/98                                         2,510
     3,000     5.88%, 4/30/98                                         3,007
     2,000     9.00%, 5/15/98                                         2,034
     2,000     4.75%, 10/31/98                                        1,984
                                                                  ---------
                                                                     38,052
                                                                  ---------

            U.S. TREASURY BILLS 41.3%
    20,500     4.59%, 11/13/97                                       20,466
     9,000     4.71%, 11/28/97                                        8,967
     3,000     5.06%, 1/22/98                                         2,965
                                                                  ---------
                                                                     32,398
                                                                  ---------

            Total U.S. Treasuries                                    70,450
                                                                  ---------

    Number
   of Shares
(in thousands)
--------------

            INVESTMENT COMPANIES 9.5%
     3,595  Financial Square
               Treasury Obligation Portfolio                          3,595
     3,910  Short-Term Investments Co.
               Treasury Tax Advantage Portfolio                       3,910
                                                                  ---------

            Total Investment Companies                                7,505
                                                                  ---------
            Total Investments 99.3%                                  77,955
                                                                  ---------

            Other Assets, less Liabilities 0.7%                         523
                                                                  ---------

            NET ASSETS 100.0%                                       $78,478
                                                                   ========
                     See notes to the financial statements.



U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997


   Principal                                                     Amortized
    Amount                                                          Cost
(in thousands)                                                 (in thousands)
--------------                                                 --------------

            U.S. GOVERNMENT AGENCIES 88.8%
            FEDERAL FARM CREDIT BANK 19.1%
            Federal Farm Credit Bank Discount Notes:
   $ 5,000     5.36%, 11/03/97                                      $ 4,999
     5,000     5.33%, 11/05/97                                        4,997
    10,000     5.41%, 11/14/97                                        9,980
     5,000     5.37%, 11/20/97                                        4,986
     5,000     5.37%, 11/24/97                                        4,983
     5,000     5.44%, 1/15/98                                         4,943
     3,000     5.45%, 1/21/98                                         2,963
                                                                  ---------
                                                                     37,851
                                                                  ---------

            FEDERAL HOME LOAN BANK 2.5%
            Federal Home Loan Bank Discount Notes:
     5,000     5.47%, 12/10/97                                        4,971
                                                                  ---------

            FEDERAL HOME LOAN MORTGAGE CORPORATION 22.1%
            Federal Home Loan Mortgage Corporation Discount Notes:
     5,000     5.40%, 11/05/97                                        4,997
     4,000     5.40%, 11/06/97                                        3,997
     7,000     5.41%, 11/10/97                                        6,990
     3,000     5.38%, 11/13/97                                        2,995
     6,000     5.40%, 11/17/97                                        5,986
     5,000     5.47%, 12/04/97                                        4,975
     6,000     5.47%, 12/11/97                                        5,963
     5,000     5.48%, 12/17/97                                        4,965
     3,000     5.48%, 12/18/97                                        2,979
                                                                  ---------
                                                                     43,847
                                                                  ---------

            FEDERAL NATIONAL MORTGAGE ASSN. 23.5%
            Federal National Mortgage Assn. Discount Notes:
     5,000     5.50%, 11/06/97                                        4,996
     4,000     5.35%, 11/07/97                                        3,996
     8,000     5.37%, 11/18/97                                        7,980
     5,000     5.39%, 11/25/97                                        4,982
     5,000     5.44%, 12/23/97                                        4,961
     5,000     5.42%, 12/30/97                                        4,956
     5,000     5.49%, 1/20/98                                         4,939
     5,000     5.49%, 1/23/98                                         4,937
     5,000     5.47%, 1/28/98                                         4,933
                                                                  ---------
                                                                     46,680
                                                                  ---------

            OTHER 15.1%
            Tennessee Valley Authority Discount Notes:
     5,000     5.36%, 11/12/97                                        4,992
     5,000     5.36%, 11/17/97                                        4,988
     5,000     5.36%, 11/19/97                                        4,987
     5,000     5.38%, 12/02/97                                        4,977
     5,000     5.38%, 12/03/97                                        4,976
     5,000     5.40%, 12/09/97                                        4,971
                                                                  ---------
                                                                     29,891
                                                                  ---------


   Principal                                                     Amortized
    Amount                                                          Cost
(in thousands)                                                 (in thousands)
--------------                                                 --------------

            STUDENT LOAN MARKETING ASSN. 6.5%
            Student Loan Marketing Assn. Floating Rate Notes:
    $5,000     5.45%, 11/20/97*                                    $  5,000
     8,000     5.35%, 4/21/98*                                        7,998
                                                                  ---------
                                                                     12,998
                                                                  ---------

            Total U.S. Government Agencies                          176,238
                                                                  ---------

            U.S. TREASURIES 3.6%
            U.S. TREASURY NOTES,
     7,000     9.00%, 5/15/98                                         7,122
                                                                  ---------


    Number
   of Shares
(in thousands)
--------------

            INVESTMENT COMPANIES 7.9%
     6,180  Financial Square Government Obligation Fund               6,180
     9,601  Short-Term Investments Co. Treasury Portfolio             9,601
                                                                  ---------
               Total Investment Companies                            15,781
                                                                  ---------

            Total Investments 100.3%                                199,141
                                                                  ---------

            Liabilities, less Other Assets (0.3)%                     (549)
                                                                  ---------

            NET ASSETS 100.0%                                      $198,592
                                                                   ========
         *  Stated maturity with weekly interest rate reset

                     See notes to the financial statements.



TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 1997

   Principal                                                     Amortized
    Amount                                                          Cost
(in thousands)                                                 (in thousands)
--------------                                                 --------------

            GENERAL OBLIGATION 1.1%
            Northwestern Mutual Life,
   $   231     4.50%, 2/15/09*#                                     $   231
            Will County, Illinois, School District,
     1,000     6.00%, 12/01/97                                        1,002
                                                                  ---------

            Total General Obligation                                  1,233
                                                                  ---------

            NOTES AND BONDS 3.2%
            INDUSTRIAL DEVELOPMENT/POLLUTION
            CONTROL REVENUE 1.8%
            Illinois Development Finance Authority,
     2,000     Enterprise Office, 3.90%, 12/01/17*#                   2,000
                                                                  ---------

            MISCELLANEOUS 1.4%
            Iowa State School,
     1,500     4.25%, 1/30/98                                         1,502
                                                                  ---------

            Total Notes and Bonds                                     3,502
                                                                  ---------

            PREREFUNDED AND ESCROWED
            TO MATURITY 21.2%
            Austin, Texas, Electric Waterworks
     1,565     6.60%, 10/01/01, Prerefunded 10/01/98                  1,603
            Chicago, Illinois, Public Building
     2,150     7.70%, 1/01/08, Prerefunded 1/01/98                    2,207
            Cook County, Illinois, Community College District,
       500     7.10%, 1/01/98, Escrowed to Maturity                     503
            Detroit, Michigan Water Supply System
     1,000     7.88%, 7/01/08, Prerefunded 7/01/98                    1,045
            Hawaii State,
       510     7.10%, 6/01/09, Prerefunded 6/01/98                      527
            Indianapolis, Indiana Local Public Improvement,
     2,525     8.40%, 2/01/07, Prerefunded 2/01/98                    2,605
            Lake County, Illinois, Lake Forest Preservation
     1,500     District, 6.95%, 2/01/03, Prerefunded 2/01/98          1,519
            Mississippi Hospital Equipment and Facilities Authority,
     3,165     9.00%, 5/01/05, Prerefunded 5/01/98                    3,326
            Montgomery County, Texas
     1,000     7.40%, 9/01/01, Prerefunded 9/01/98                    1,028
            New Jersey Health Care Facilities,
     1,000     8.38%, 8/01/20, Prerefunded 2/01/98                    1,025
            New York State Housing Finance Agency
     1,000     6.35%, 5/01/98, Escrowed to Maturity                   1,012
            Pennsylvania State Turnpike, Common Turnpike
     1,000     Revenue, 7.15%, 12/01/97, Escrowed to Maturity         1,003
            Summit County, Colorado, School District
       500     9.80%, 12/01/97, Escrowed to Maturity                    501
            Tucson, Arizona, Water Revenue
     4,000     6.00%, 7/01/98, Escrowed to Maturity                   4,056
            University of Arizona
     1,000     6.00%, 6/01/98, Escrowed to Maturity                   1,013
                                                                  ---------

            Total Prerefunded and Escrowed to Maturity               22,973
                                                                  ---------


   Principal                                                     Amortized
    Amount                                                          Cost
(in thousands)                                                 (in thousands)
--------------                                                 --------------

            REVENUE BONDS 72.2%
            (DAILY/WEEKLY/MONTHLY PUT BONDS)
            ELECTRIC REVENUE 5.5%
            County of Mason, Kentucky, Series 1984B,
    $2,050     3.70%, 10/15/14*                                     $ 2,050
            Putnam County, Florida Development Authority -
     3,935     Seminole Electric, 3.70%, 3/15/14*                     3,935
                                                                  ---------
                                                                      5,985
                                                                  ---------

            HOSPITAL REVENUE 20.5%
            Hawaii Department of Budget,
     1,075     Kuakini Medical Center, 3.65%, 7/01/05*                1,075
            Illinois Development Finance Authority,
     3,000     Council for Jewish Elderly, 3.65%, 3/01/15*            3,000
            Illinois Development Finance Authority,
     1,930     Uhlich Children's Center, 3.65%, 6/01/15*              1,930
            Illinois Development Finance Authority,
     1,200     Uhlich Children's Center, 3.65%, 4/01/07*              1,200
            Indiana Health Facilities Finance Authority,
     3,500     3.65%, 1/01/12*                                        3,500
            Indiana Hospital Equipment Finance Authority,
     3,000     3.65%, 12/01/15*                                       3,000
            Jefferson Parish, Louisiana, Hospital,
     2,600     3.65%, 12/01/15*                                       2,600
            Louisiana PFA Hospital Equipment,
     1,300     3.95%, 12/01/05*                                       1,300
            Wisconsin State Health & Educational Facilities -
     1,900     Blood Center, 3.65%, 6/01/19*                          1,900
            Wisconsin State Health & Educational Facilities -
     2,800     Marshfield Clinic, 3.60%, 6/01/10*                     2,800
                                                                  ---------
                                                                     22,305
                                                                  ---------

            HOUSING REVENUE 13.3%
            Broward County, Florida, Housing Finance Authority-
     3,000     Quiet Creek Apartments, 3.75%, 12/01/29*               3,000
            Clayton County, Georgia, Housing Authority,
     1,400     3.65%, 1/01/21*                                        1,400
            Cook County Illinois Catholic Charities,
     2,000     3.65%, 1/01/28*                                        2,000
            Dade County, Florida, Housing Finance Authority,
     1,600     Waterside Project, 3.70%, 8/01/05*                     1,600
            Dade County, Florida, Housing Finance Authority,
     1,800     Nob Hill Project Series 1, 3.70%, 12/01/29*            1,800
            Illinois Development Finance Authority -
     1,625     St. Paul's House, 3.65%, 2/01/25*                      1,625
            Orland Hills, Illinois, Multi-Family,
     2,470     3.65%, 12/01/04*                                       2,470
            Washington State Housing Finance - Community
       555     Multifamily Mortgage, 3.80%, 10/01/20*                   555
                                                                  ---------
                                                                     14,450
                                                                  ---------

                     See notes to the financial statements.



TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1997

   Principal                                                     Amortized
    Amount                                                          Cost
(in thousands)                                                 (in thousands)
--------------                                                 --------------

            INDUSTRIAL DEVELOPMENT/POLLUTION
            CONTROL REVENUE 9.4%
            Moffat County, Colorado, Pollution Control,
    $3,500     3.70%, 7/01/10*                                      $ 3,500
            Oakbrook Terrace, Illinois, Industrial Development,
     4,100     3.90%, 12/01/25*                                       4,100
            Oklahoma County, Oklahoma Finance Authority -
     2,600     Perrine Office Project, 3.65%, 12/01/14*               2,600
                                                                  ---------
                                                                     10,200
                                                                  ---------

            MISCELLANEOUS 13.4%
            Cook County, Illinois,
     3,955     3.65%, 5/1/20*                                         3,955
            Glendale, California, Reliance Development
     1,000     Public Parking, 3.55%, 12/01/14*                       1,000
            Illinois Development Finance Authority
     2,000     Rest Haven, 3.65%, 1/01/27*                            2,000
            Illinois Development Finance Authority,
     1,500     Presbyterian Home Lake-A, 3.65%, 9/01/31*              1,500
            Indianapolis Economic Development
     3,085     Jewish Federation, 3.65%, 4/01/05*                     3,085
            Wisconsin State Health & Education
     3,000     Facility Authority, 3.60%, 8/15/16*                    3,000
                                                                  ---------
                                                                     14,540
                                                                  ---------

            POOLED GOVERNMENT AUTHORITY REVENUE 2.6%
            Indiana Health Facility - Finance Authority,
     2,800     3.65%, 8/01/06*                                        2,800
                                                                  ---------

            UNIVERSITY REVENUE 7.5%
            Illinois Development Finance Authority -
     3,000     St. Ignatius College Prep, 3.65%, 6/01/24*             3,000
            Texas Higher Education Authority,
     1,605     3.65%, 12/01/25*                                       1,605
            University of North Carolina -
     3,500     Chapel Hill, 3.60%, 10/01/09*                          3,500
                                                                  ---------
                                                                      8,105
                                                                  ---------

            Total Revenue Bonds                                      78,385
                                                                  ---------


    Number                                                       Amortized
   of Shares                                                        Cost
(in thousands)                                                 (in thousands)
--------------                                                 --------------

            INVESTMENT COMPANIES 1.8%
     1,966  Financial Square Tax-Exempt Money Market Fund          $  1,966
        10  Tax Free Cash Reserves                                       10
                                                                  ---------

            Total Investment Companies                                1,976
                                                                  ---------

            Total Investments 99.5%                                 108,069
                                                                  ---------

            Other Assets, less Liabilities 0.5%                         570
                                                                  ---------

            NET ASSETS 100.0%                                      $108,639
                                                                   ========
         *  Variable rate security
         #  Stated maturity with option to put

                     See notes to the financial statements.



MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS


1. ORGANIZATION
   Portico Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Money Market, U.S. Treasury Money Market (formerly the U.S. Federal Money Market Fund), U.S. Government Money Market and Tax-Exempt Money Market Funds (the "Funds") are separate, diversified investment portfolios of the Company. The Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds commenced operations on March 16, 1988, April 29, 1991, August 1, 1988 and June 27, 1988, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes and funding agreements are valued at cost which approximates market value.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

c) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

d) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

e) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

f) Other - The Funds recognize interest income on the accrual basis. For securities with put provisions, discounts and premiums are amortized to the earlier of the put date or maturity. For the remainder of securities, discounts and premiums are amortized over the life of the respective securities. Investment and shareowner transactions are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. The U.S. Government Money Market Fund has investments in floating rate government agency notes. The notes have weekly interest rate reset provisions which are tied to the 90-day Treasury bill rate. The Fund values the securities at amortized cost, which approximates market. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
   The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% on the first $2 billion of each Fund's average daily net assets, and 0.40% of each Fund's average daily net assets in excess of $2 billion. For the year ended October 31, 1997, FIRMCO voluntarily waived $401, $69, $51 and $72 of its advisory fees, in thousands, for the Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds, respectively.

   Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Funds.

   The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1997, $158, $48, $141 and $66 of administration fees, in thousands, were voluntarily waived for the Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds, respectively.

   The Funds have adopted a Service and Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and incurred expenses of $61, in thousands, for the Money Market Fund, for the year ended October 31, 1997. No expenses were incurred for the U.S. Government Money Market, U.S. Treasury Money Market or Tax-Exempt Money Market Funds for the year ended October 31, 1997.

   Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund)or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.




REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PORTICO MONEY MARKET FUND, THE PORTICO U.S. TREASURY MONEY MARKET FUND, THE PORTICO U.S. GOVERNMENT MONEY MARKET FUND AND THE PORTICO TAX-EXEMPT MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of the Portico Money Market Fund, the Portico U.S. Treasury Money Market Fund, the Portico U.S. Government Money Market Fund and the Portico Tax-Exempt Money Market Fund (four of the portfolios of Portico Funds, Inc. (the "Funds")) at October 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP

Milwaukee, Wisconsin
December 9, 1997



-- PORTICO FUNDS ARE AVAILABLE THROUGH:
   -  the Portico Funds Center,
   - Investment Specialists who are registered representatives of Firstar Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,
   -  and through selected shareholder organizations.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

                             TO OPEN AN ACCOUNT OR
                              REQUEST INFORMATION
                                 1-800-982-8909
                                 1-414-287-3710

                            FOR ACCOUNT BALANCES AND
                               INVESTOR SERVICES
                                 1-800-228-1024
                                 1-414-287-3808

                              PORTICO FUNDS CENTER
                            615 East Michigan Street
                                 P.O. Box 3011
                            Milwaukee, WI 53201-3011
                                                           Form #40-0196   12/97